Consolidated Balance Sheets - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash	$ 70,192	$ 323,483	$ 12,191
Restricted cash	20,000
Prepaid expenses	630,014	95,176	0
Deposits	3,200	2,500	1,000
TOTAL CURRENT ASSETS	723,406	421,159	13,191
LONG TERM ASSETS
Property and equipment, net	88,957	77,365	914
Computer software development costs, net	186,420
TOTAL LONG TERM ASSETS	275,377	77,365	914
TOTAL ASSETS	998,783	498,524	14,105
CURRENT LIABILITIES
Accounts payable and accrued liabilities	529,228	429,015	272,079
Deferred revenues	3,945	1,800	0
Derivative liabilities	100,000	0	234,502
Notes payable		0	20,000
Related party advances		7,457	0
Convertible notes payable, net		0	67,345
TOTAL CURRENT LIABILITIES	633,173	438,272	593,926
TOTAL LIABILITIES	633,173	438,272	593,926
Preferred stock, 20,000,000 shares authorized. $0.001 par value; redeemable preferred stock series A, 150,000 designated; $0.0001 par value; 0 and 112,690 shares issued and outstanding as at December 31, 2017 and 2016, respectively		0	11
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock	2,532	2,352	602
Additional paid in capital	6,404,805	4,594,847	1,397,966
Accumulated deficit	(6,041,727)	(4,536,947)	(1,978,400)
Total Stockholders' Deficit	365,610	60,252	(579,821)
Total Liabilities and Stockholders' Deficit	$ 998,783	$ 498,524	$ 14,105